Document and Entity Information	Jul. 17, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001504619
Document Type	8-K
Document Period End Date	Jul. 17, 2024
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Incorporation State Country Code	MD
Entity File Number	814-00891
Entity Tax Identification Number	27-3794690
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	297-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PFLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false